UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		83 Months Ended	92 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES :
Net loss	$ (61,175)	$ (27,305)	$ (169,061)	$ (18,620)	$ (196,471)	$ (257,646)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating expenses incurred by related parties on behalf of the Company		3,292		20,507	28,056	28,056
Changes in operating assets and liabilities:
Other current assets	3,601	(224)	273	(3,170)	(3,601)
Accounts payable and accrued liabilities	27,672	26,397	163,057	1,045	165,712	193,384
Net cash (used in) provided by operating activities	(29,902)	2,160	(5,731)	(238)	(6,304)	(36,206)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash acquired on acquisition	82					82
Proceeds from issuance of convertible note payable			20,102		20,102	20,102
(Repayment of) proceeds from related party loans	(18,018)		(11,553)		(11,553)	(29,571)
Proceeds from advances from others	39,722					39,722
Capital contribution	6,041				101	6,142
Net cash provided by financing activities	27,827		8,549		8,650	36,477
Effect of foreign exchange gain (loss)	5,858	(2,216)	(2,451)	295	(1,922)	3,936
Net increase (decrease) in cash and cash equivalents	3,783	(56)	367	57	424	4,207
Cash and cash equivalents at beginning of period	424	57	57
Cash and cash equivalents at end of period	4,207	1	424	57	424	4,207
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Property and equipment purchased through loans from related parties		522		50,833	50,833	50,833
Intangible assets purchased through loans from related parties	10,550	770	1,043	12,095	13,138	23,688
Recapitalization effect on reverse acquisition	9,180		4,317		4,317	13,497
Sale of property and equipment to related party	$ 5,334					$ 5,334